Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income
Note 18 Accumulated other comprehensive income

Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service cost	Accumu- lated other compre- hensive income
6M13 (CHF million)
Balance at beginning of period	7	(11,349)	53	(670)	3	(11,956)
Increase/(decrease)	(17)	492	(10)	0	0	465
Reclassification adjustments, included in net income	0	46	0	28	0	74
Total increase/(decrease)	(17)	538	(10)	28	0	539
Balance at end of period	(10)	(10,811)	43	(642)	3	(11,417)
6M12 (CHF million)
Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)
Increase/(decrease)	1	(157)	256	(1)	0	99
Reclassification adjustments, included in net income	0	1	(134)	27	0	(106)
Total increase/(decrease)	1	(156)	122	26	0	(7)
Balance at end of period	1	(10,482)	218	(703)	4	(10,962)

Details on significant reclassification adjustments

in	6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries [1]	46
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	44
Tax expense/(benefit)	(16)
Net of tax	28
1
Reflects a net impairment provision of CHF 46 million on the sale of JO Hambro which is expected to settle in 3Q13. Upon settlement, a further estimated CHF 34 million is expected to be reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total pension costs. Refer to "Note 22 – Pension and other post-retirement benefits" for further information.